Carrying Amounts and Estimated Fair Values of Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financial assets
Cash and cash equivalents	$ 65,711	$ 71,432
Marketable securities - current	3	4
Accounts receivable	871	1,246
Restricted cash	500	1,000
Refundable deposits	245	272
Financial liabilities
Short-term borrowings	2,480	6,093
Accounts payable	266	320
Accrued compensation	210	759
Accrued expenses	3,828	3,037
Carrying Amount
Financial assets
Cash and cash equivalents	65,711	71,432
Marketable securities - current	3	4
Accounts receivable	871	1,246
Restricted cash	500	1,000
Refundable deposits	245	272
Financial liabilities
Short-term borrowings	2,480	6,093
Accounts payable	266	320
Accrued compensation	210	759
Accrued expenses	3,828	3,037
Estimated Fair Value
Financial assets
Cash and cash equivalents	65,711	71,432
Marketable securities - current	3	4
Accounts receivable	871	1,246
Restricted cash	500	1,000
Refundable deposits	245	272
Financial liabilities
Short-term borrowings	2,480	6,093
Accounts payable	266	320
Accrued compensation	210	759
Accrued expenses	$ 3,828	$ 3,037